Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Abstract]
Summary of Assets and Liabilities Related to Operations

	12-31-2019	12-31-2018
	ThUS$	ThUS$
Property, plant and equipment	11,326	5,825
TOTAL NON-CURRENT ASSETS	11,356	5,825
Other non-current non-financial liabilities	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	3,791	3,835